UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23773

Cantor Select Portfolios Trust
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Corporation Services Company
251 Little Falls Drive, Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 915-1722

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Cantor Fitzgerald Equity Dividend Plus Fund

Class A (FBPGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$90,783,800
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$211,793
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.8%
Real Estate	2.0%
Utilities	3.9%
Communications	4.0%
Consumer Discretionary	4.8%
Materials	7.2%
Industrials	8.4%
Energy	9.9%
Money Market	10.8%
Health Care	11.3%
Technology	11.6%
Consumer Staples	11.8%
Financials	16.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CVS Health Corporation	3.2%
Exxon Mobil Corporation	2.7%
Emerson Electric Company	2.5%
Wells Fargo & Company	2.4%
Corning, Inc.	2.4%
Hewlett Packard Enterprise Company	2.4%
United Parcel Service, Inc. - Class B	2.4%
Mondelez International, Inc. - Class A	2.3%
Truist Financial Corporation	2.2%
US Bancorp	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Equity Dividend Plus Fund - Class A (FBPGX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FBPGX

Cantor Fitzgerald Equity Dividend Plus Fund

Institutional Class (FBPEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$90,783,800
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$211,793
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.8%
Real Estate	2.0%
Utilities	3.9%
Communications	4.0%
Consumer Discretionary	4.8%
Materials	7.2%
Industrials	8.4%
Energy	9.9%
Money Market	10.8%
Health Care	11.3%
Technology	11.6%
Consumer Staples	11.8%
Financials	16.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CVS Health Corporation	3.2%
Exxon Mobil Corporation	2.7%
Emerson Electric Company	2.5%
Wells Fargo & Company	2.4%
Corning, Inc.	2.4%
Hewlett Packard Enterprise Company	2.4%
United Parcel Service, Inc. - Class B	2.4%
Mondelez International, Inc. - Class A	2.3%
Truist Financial Corporation	2.2%
US Bancorp	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Equity Dividend Plus Fund - Institutional Class (FBPEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FBPEX

Cantor Fitzgerald Equity Opportunity Fund

Class A (ATGAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$67,152,407
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$276,224
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.4%
Communications	3.0%
Real Estate	4.4%
Health Care	5.7%
Materials	5.8%
Consumer Discretionary	6.1%
Utilities	6.6%
Energy	7.7%
Financials	16.4%
Industrials	20.5%
Technology	21.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cboe Global Markets, Inc.	4.2%
AZZ, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%
Quanta Services, Inc.	3.8%
Coherent Corp.	3.7%
Valero Energy Corporation	3.4%
Barrick Mining Corporation	3.4%
Covista, Inc.	3.2%
MetLife, Inc.	3.2%
First Horizon Corporation	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Equity Opportunity Fund - Class A (ATGAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATGAX

Cantor Fitzgerald Equity Opportunity Fund

Institutional (ATGYX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$67,152,407
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$276,224
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.4%
Communications	3.0%
Real Estate	4.4%
Health Care	5.7%
Materials	5.8%
Consumer Discretionary	6.1%
Utilities	6.6%
Energy	7.7%
Financials	16.4%
Industrials	20.5%
Technology	21.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cboe Global Markets, Inc.	4.2%
AZZ, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%
Quanta Services, Inc.	3.8%
Coherent Corp.	3.7%
Valero Energy Corporation	3.4%
Barrick Mining Corporation	3.4%
Covista, Inc.	3.2%
MetLife, Inc.	3.2%
First Horizon Corporation	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Equity Opportunity Fund - Institutional (ATGYX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATGYX

Cantor Fitzgerald High Income Fund

Class A (ATPAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$47,343,795
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$30,560
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	96.1%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Health Care	2.2%
Materials	3.6%
Money Market Funds	3.9%
Consumer Staples	5.7%
Technology	8.7%
Financials	9.0%
Communications	10.1%
Energy	11.0%
Real Estate	12.1%
Consumer Discretionary	15.2%
Industrials	17.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.5%
TransDigm, Inc. 144A	3.2%
ROBLOX Corp 144A	3.0%
Elastic NV 144A	3.0%
Venture Global LNG, Inc. 144A	2.8%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.6%
Coherent Corp 144A	2.6%
Rithm Capital Corp 144A	2.5%
Cushman & Wakefield US Borrower, LLC 144A	2.3%
Watco Cos LLC / Watco Finance Corp 144A	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald High Income Fund - Class A (ATPAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATPAX

Cantor Fitzgerald High Income Fund

Institutional (ATPYX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$47,343,795
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$30,560
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	96.1%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Health Care	2.2%
Materials	3.6%
Money Market Funds	3.9%
Consumer Staples	5.7%
Technology	8.7%
Financials	9.0%
Communications	10.1%
Energy	11.0%
Real Estate	12.1%
Consumer Discretionary	15.2%
Industrials	17.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.5%
TransDigm, Inc. 144A	3.2%
ROBLOX Corp 144A	3.0%
Elastic NV 144A	3.0%
Venture Global LNG, Inc. 144A	2.8%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.6%
Coherent Corp 144A	2.6%
Rithm Capital Corp 144A	2.5%
Cushman & Wakefield US Borrower, LLC 144A	2.3%
Watco Cos LLC / Watco Finance Corp 144A	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald High Income Fund - Institutional (ATPYX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATPYX

Cantor Fitzgerald International Equity Fund

Class A (CFIOX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald International Equity Fund - Class A (CFIOX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CFIOX

Cantor Fitzgerald International Equity Fund

Founders Class (CFIJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald International Equity Fund - Founders Class (CFIJX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CFIJX

Cantor Fitzgerald International Equity Fund

Institutional Class (CFIKX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$77,997,621
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,195
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Exchange-Traded Funds	3.3%
Money Market Funds	2.6%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	25.5%
Korea (Republic Of)	4.2%
Spain	5.5%
Canada	5.8%
United States	5.8%
Taiwan	6.0%
Italy	7.6%
Germany	7.7%
France	8.5%
United Kingdom	9.3%
Japan	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Kinross Gold Corporation	3.2%
SK Hynix, Inc.	3.0%
Eni SpA	2.9%
Obayashi Corp	2.9%
Banco Santander S.A.	2.9%
Rolls-Royce Holdings plc	2.8%
DBS Group Holdings Ltd.	2.7%
GEA Group AG	2.7%
Canadian Imperial Bank of Commerce	2.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald International Equity Fund - Institutional Class (CFIKX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CFIKX

Cantor Fitzgerald Large Cap Focused Fund

Class A (FICGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Large Cap Focused Fund - Class A (FICGX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FICGX

Cantor Fitzgerald Large Cap Focused Fund

Class R6 (FICIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Large Cap Focused Fund - Class R6 (FICIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FICIX

Cantor Fitzgerald Large Cap Focused Fund

Institutional Class (FICHX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$611,775,183
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,875,986
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.6%
Energy	3.1%
Consumer Staples	5.3%
Consumer Discretionary	7.9%
Health Care	10.5%
Industrials	10.9%
Financials	13.7%
Communications	15.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	4.7%
Comfort Systems USA, Inc.	4.4%
Alphabet, Inc., Class A	4.1%
Broadcom, Inc.	4.1%
Parker-Hannifin Corporation	4.1%
Apple, Inc.	3.9%
Costco Wholesale Corporation	3.5%
Microsoft Corporation	3.3%
Analog Devices, Inc.	3.1%
McKesson Corporation	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Cantor Fitzgerald Large Cap Focused Fund - Institutional Class (FICHX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FICHX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

CANTOR SELECT PORTFOLIOS TRUST

Cantor Fitzgerald Equity Dividend Plus Fund

Cantor Fitzgerald Equity Opportunity Fund

Cantor Fitzgerald High Income Fund

Cantor Fitzgerald International Equity Fund

Cantor Fitzgerald Large Cap Focused Fund

Semi Annual Financial Statements

March 31, 2026

Table of Contents

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments	2
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	23

Cantor Fitzgerald Equity Opportunity Fund
Schedule of Investments	5
Statement of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	25

Cantor Fitzgerald High Income Fund
Schedule of Investments	8
Statement of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	19
Financial Highlights	27

Cantor Fitzgerald International Equity Fund
Schedule of Investments	10
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	19
Financial Highlights	29

Cantor Fitzgerald Large Cap Focused Fund
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	21
Financial Highlights	32

Cantor Select Portfolios Trust
Notes to Financial Statements	35
Additional Information	54

Cantor Select Portfolios Trust | 1

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

COMMON STOCKS - 91.0%	Shares	Value
Communications - 4.0%
AT&T, Inc.	33,000	$956,670
Comcast Corporation - Class A	43,000	1,234,530
Verizon Communications, Inc.	29,500	1,480,900
		3,672,100
Consumer Discretionary - 4.7%
Best Buy Co, Inc.	22,000	1,412,400
Genuine Parts Company	16,500	1,744,875
Home Depot, Inc. (The)	3,500	1,151,115
		4,308,390
Consumer Staples - 11.8%
Conagra Brands, Inc.	64,000	1,006,080
Dollar General Corporation (a)	9,000	1,068,570
J M Smucker Company (The)	17,000	1,639,480
Kimberly-Clark Corporation	12,000	1,157,640
Mondelez International, Inc. - Class A	36,000	2,075,040
Philip Morris International, Inc.	8,000	1,322,720
Sysco Corporation (a)	12,000	855,960
Target Corporation	13,000	1,575,600
		10,701,090
Energy - 9.9%
Chevron Corporation (a)	4,700	972,430
ConocoPhillips (a)	14,000	1,848,000
Devon Energy Corporation	31,000	1,559,920
Exxon Mobil Corporation (a)	14,700	2,494,002
Shell PLC - ADR	10,000	930,000
SLB Ltd.	24,000	1,233,360
		9,037,712
Financials - 16.2%
Fifth Third Bancorp	30,500	1,417,030
JPMorgan Chase & Company	4,600	1,353,136
MetLife, Inc.	18,000	1,272,960
Prudential Financial, Inc.	17,000	1,660,730
State Street Corporation	9,000	1,139,040
Travelers Companies, Inc. (The) (a)	5,500	1,604,240
Truist Financial Corporation	43,000	1,976,710
US Bancorp	38,000	1,976,380
Wells Fargo & Company (a)	27,500	2,189,275
		14,589,501
Health Care - 11.3%
Bristol-Myers Squibb Company (a)	28,000	1,698,200
CVS Health Corporation (a)	41,000	2,944,620
Johnson & Johnson (a)	4,700	1,148,868
Medtronic PLC (a)	19,000	1,646,350
Merck & Company, Inc. (a)	10,700	1,287,104
Pfizer, Inc.	54,500	1,530,360
		10,255,502
Industrials - 8.4%
Emerson Electric Company (a)	17,000	2,227,340
Lockheed Martin Corporation - Class B	2,400	1,450,536
Stanley Black & Decker, Inc.	25,000	1,776,500
United Parcel Service, Inc. - Class B	22,000	2,164,360
		7,618,736

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Materials - 7.2%
Amcor plc	32,000	$1,272,000
International Flavors & Fragrances, Inc.	23,000	1,668,650
LyondellBasell Industries N.V. - Class A (a)	22,000	1,772,320
PPG Industries, Inc.	17,000	1,816,960
		6,529,930
Real Estate - 2.0%
Weyerhaeuser Company (b)	73,500	1,795,605

Technology - 11.6%
Cisco Systems, Inc. (a)	15,000	1,163,850
Corning, Inc. (a)	16,000	2,175,520
Fidelity National Information Services, Inc.	35,000	1,641,850
Hewlett Packard Enterprise Company (a)	91,000	2,166,710
HP, Inc.	76,500	1,469,565
Texas Instruments, Inc. (a)	10,000	1,941,400
		10,558,895
Utilities - 3.9%
Duke Energy Corporation	13,000	1,702,220
National Fuel Gas Company (a)	5,500	516,780
NiSource, Inc.	28,000	1,306,480
		3,525,480

Total Common Stocks (Cost $65,973,973)		$82,592,941

MONEY MARKET FUNDS - 10.8%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.52% (b) (Cost $9,818,968)	9,818,968	9,818,968

Total Investments at Value - 101.8% (Cost $75,792,941)		$92,411,909

Liabilities in Excess of Other Assets - (1.8%)		(1,628,109)

Net Assets - 100.0%		$90,783,800

ADR	- American Depositary Receipt

N.V.	– Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Security, or a portion of the security, covers a written call option. The total value of securities as of March 31, 2026 was $22,742,115.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

COVERED WRITTEN CALL
OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Bristol-Myers Squibb Company	140	$849,100	$67.50	09/21/26	$27,720
Chevron Corporation	47	972,430	210.00	09/21/26	69,560
Cisco Systems, Inc.	139	1,078,501	85.00	06/22/26	25,715
ConocoPhillips	53	699,600	120.00	08/24/26	104,145
Corning, Inc.	82	1,114,954	105.00	05/18/26	252,396
Corning, Inc.	78	1,060,566	115.00	08/24/26	273,000
CVS Health Corporation	190	1,364,580	90.00	05/18/26	5,890
Dollar General Corporation	90	1,068,570	140.00	06/22/26	20,070
Emerson Electric Company	79	1,035,058	155.00	06/22/26	11,060
Exxon Mobil Corporation	57	967,062	125.00	04/20/26	243,105
Exxon Mobil Corporation	35	593,810	160.00	07/20/26	59,675
Hewlett Packard Enterprise Company	312	742,872	26.00	08/24/26	62,400
Johnson & Johnson	47	1,148,868	260.00	09/21/26	46,765
LyondellBasell Industries N.V.	220	1,772,320	85.00	09/21/26	199,540
Medtronic plc	77	667,205	110.00	06/22/26	616
Merck & Company, Inc.	107	1,287,103	135.00	09/21/26	50,290
National Fuel Gas Company	55	516,780	95.00	07/20/26	34,650
Sysco Corporation	120	855,960	95.00	08/24/26	2,640
Texas Instruments, Inc.	65	1,261,910	230.00	07/20/26	26,975
Texas Instruments, Inc.	35	679,490	260.00	09/21/26	9,800
Travelers Companies, Inc. (The)	55	1,604,240	280.00	07/20/26	141,350
Wells Fargo & Company	176	1,401,136	95.00	04/20/26	880
					1,668,242

Total Covered Written Call Options
(Premiums received $1,065,248)					$1,668,242

(c)	Each option contract is exchange traded.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

COMMON STOCKS – 93.3%	Shares	Value
Communications - 3.0%
ROBLOX Corporation - Class A (a)	12,080	$683,245
Take-Two Interactive Software, Inc. (a)	6,764	1,335,890
		2,019,135
Consumer Discretionary - 6.1%
Brinker International, Inc. (a)	13,550	1,934,534
Covista, Inc. (a)	18,500	2,132,125
		4,066,659
Energy - 7.7%
Phillips 66	10,000	1,821,800
Valero Energy Corporation	9,230	2,280,548
Williams Companies, Inc. (The)	15,000	1,091,700
		5,194,048
Financials - 16.4%
Bank of New York Mellon Corporation (The)	9,000	1,067,670
Cboe Global Markets, Inc.	10,000	2,810,700
CME Group, Inc.	6,000	1,772,100
First Horizon Corporation	90,000	2,048,400
MetLife, Inc.	30,000	2,121,600
Northern Trust Corporation	4,000	558,280
State Street Corporation	5,000	632,800
		11,011,550
Health Care - 5.7%
Aveanna Healthcare Holdings, Inc. (a)	176,000	1,133,440
BrightSpring Health Services, Inc. (a)	30,630	1,305,144
Medpace Holdings, Inc. (a)	2,870	1,378,146
		3,816,730
Industrials - 20.5%
AeroVironment, Inc. (a)	5,000	915,250
AZZ, Inc.	22,100	2,765,373
Comfort Systems USA, Inc.	1,980	2,730,399
Quanta Services, Inc.	4,654	2,555,139
Rockwell Automation, Inc.	5,000	1,794,400
Watts Water Technologies, Inc. - Class A	4,450	1,291,791
Xylem Inc	6,000	717,000
Zurn Elkay Water Solutions Corporation	21,800	977,512
		13,746,864
Materials - 5.8%
Barrick Mining Corporation	55,200	2,251,608

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Steel Dynamics, Inc.	6,000	$1,080,000
Vulcan Materials Company	2,000	544,600
		3,876,208
Technology - 21.5%
Arista Networks, Inc. (a)	15,890	1,950,974
ARM Holdings PLC - ADR (a)	8,520	1,288,906
Cadence Design Systems, Inc. (a)	6,380	1,772,811
Clear Secure, Inc. - Class A	40,000	1,936,399
Coherent Corp. (a)	10,450	2,489,295
Elastic N.V. (a)	28,500	1,424,715
Extreme Networks, Inc. (a)	64,000	965,120
Nutex Health, Inc. (a)	8,000	760,320
Q2 Holdings, Inc. (a)	18,100	856,130
Workday, Inc. - Class A (a)	8,000	1,039,360
		14,484,030
Utilities - 6.6%
Consolidated Edison, Inc.	5,000	565,900
Dominion Energy, Inc.	6,000	370,920
DTE Energy Company	3,000	438,660
Entergy Corporation	6,000	674,160
Exelon Corporation	11,000	539,220
WEC Energy Group, Inc.	15,740	1,822,220
		4,411,080

Total Common Stocks (Cost $40,911,824)		$62,626,304

REITS- 4.4%	Shares	Value
REITS - 4.4%
Iron Mountain, Inc.	10,000	1,021,400
VICI Properties, Inc.	70,000	1,912,400
		2,933,800

Total REITS (Cost $2,516,003)		2,933,800

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

MONEY MARKET FUNDS - 2.4%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.52% (b) (Cost $1,640,434)	1,640,434	$1,640,434

Total Investments at Value - 100.1% (Cost $45,068,261)		67,200,538

Liabilities in Excess of Other Assets - (0.1%)		(48,131)

Net Assets - 100.0%		$67,152,407

ADR -- American Depositary Receipt

N.V. – Naamioze Vennootschap

PLC -- Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

CORPORATE BONDS - 94.6%	Par Value	Value
Communications - 10.1%
AppLovin Corp, 5.50%, due 12/01/2034	$750,000	$743,791
Cars.com, Inc. - 144A, 6.38%, due 11/01/2028 (a)	850,000	826,192
Level 3 Financing, Inc. - 144A, 6.88%, due 06/30/2033 (a)	1,000,000	1,018,321
Maxim Crane Works Holdings Capital, LLC - 144A, 11.50%, due 09/01/2028 (a)	750,000	781,516
ROBLOX Corp - 144A, 3.88%, due 05/01/2030 (a)	1,500,000	1,409,673
		4,779,493
Consumer Discretionary - 15.2%
American Axle & Manufacturing, Inc. - 144A, 7.75%, due 10/15/2033(a) (b)	750,000	730,124
Bath & Body Works, Inc., 6.69%, due 01/15/2027	870,000	884,699
Brinker International, Inc. - 144A, 8.25%, due 07/15/2030 (a)	750,000	786,654
Ford Motor Co, 6.10%, due 08/19/2032	750,000	756,145
Kontoor Brands Inc - 144A, 4.13%, due 11/15/2029 (a) (b)	500,000	472,488
Light & Wonder International Inc - 144A, 7.50%, due 09/01/2031 (a)	500,000	513,150
Patrick Industries, Inc. - 144A, 6.38%, due 11/01/2032 (a) (b)	500,000	499,968
Penn National Gaming, Inc. - 144A, 5.63%, due 01/15/2027 (a)	276,000	275,477
Royal Caribbean Cruises Ltd. - 144A, 6.00%, due 02/01/2033 (a)	1,000,000	1,009,991
Vail Resorts Inc - 144A, 6.50%, due 05/15/2032 (a)	500,000	505,635
Wayfair, Inc. - 144A, 6.75%, due 11/15/2032 (a)	750,000	755,694
		7,190,025
Consumer Staples - 5.7%
Albertsons Companies, Inc. / Safeway, Inc. / New - 144A, 6.25%, due 03/15/2033 (a)	750,000	755,029
Performance Food Group, Inc. - 144A, 4.25%, due 08/01/2029 (a)	1,000,000	960,564
US Foods, Inc. - 144A, 4.75%, due 02/15/2029 (a)	1,000,000	986,704
		2,702,297
Energy - 11.0%
Bristow Group Inc., 6.75%, due 02/01/2033 (b)	750,000	758,057
Civitas Resources, Inc. - 144A, 9.63%, due 06/15/2033 (a)	500,000	552,361
Global Partners LP / GLP Finance Corp - 144A, 7.13%, due 07/01/2033 (a)	500,000	504,082
Nabors Industries, Inc. - 144A, 8.88%, due 08/15/2031 (a)	500,000	520,889
Transocean, Inc. - 144A, 8.25%, due 05/15/2029 (a)	500,000	516,627
USA Compression Partners LP / USA Compression - 144A, 7.13%, due 03/15/2029 (a)	1,000,000	1,023,175
Venture Global LNG, Inc. - 144A, 9.88%, due 02/01/2032 (a)	1,250,000	1,342,484
		5,217,675
Financials - 9.0%
Blackstone Secured Lending Fund, 2.75%, due 09/16/2026	500,000	493,281
Credit Acceptance Corporation - 144A, 6.63%, due 03/15/2030 (a)	500,000	488,325
Fortress Transportation and Infrastructure - 144A, 7.00%, due 06/15/2032 (a)	1,000,000	1,025,116
Rithm Capital Corp - 144A, 8.00%, due 07/15/2030 (a)	1,250,000	1,206,475
Synchrony Financial, 7.25%, due 02/02/2033 (b)	500,000	510,691
VFH Parent, LLC / Valor Co-Issuer, Inc. - 144A, 7.50%, due 06/15/2031 (a)	500,000	513,754
		4,237,642
Health Care - 2.2%
IQVIA Inc - 144A, 6.50%, due 05/15/2030 (a)	1,000,000	1,020,919

Industrials - 17.0%
Allison Transmission, Inc. - 144A, 5.88%, due 06/01/2029 (a)	500,000	503,540
American Airlines, Inc./AAdvantage Loyalty IP Ltd. - 144A, 5.50%, due 04/20/2026 (a)	166,667	166,730

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

CORPORATE BONDS - 94.6% (Continued)	Par Value	Value
Industrials - 17.0% (Continued)
Genesee & Wyoming, Inc. - 144A, 6.25%, due 04/15/2032 (a)	$750,000	$758,963
JetBlue Airways Corp / JetBlue Loyalty, L.P. - 144A, 9.88%, due 09/20/2031 (a)	750,000	708,794
Mueller Water Products, Inc. - 144A, 4.00%, due 06/15/2029 (a)	750,000	722,548
TransDigm, Inc. - 144A, 6.88%, due 12/15/2030 (a)	1,500,000	1,536,972
Trinity Industries, Inc. - 144A, 7.75%, due 07/15/2028 (a)	1,000,000	1,025,034
Tutor Perini Corporation - 144A, 11.88%, due 04/30/2029 (a)	1,500,000	1,643,181
Watco Cos LLC / Watco Finance Corp - 144A, 7.13%, due 08/01/2032 (a)	1,000,000	1,027,015
		8,092,777
Materials - 3.6%
Cleveland-Cliffs, Inc. - 144A, 6.75%, due 04/15/2030 (a)	1,000,000	974,993
Owens-Brockway Glass Container, Inc. - 144A, 7.38%, due 06/01/2032 (a)	750,000	709,858
		1,684,851
Real Estate - 12.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC - 144A, 5.75%, due 05/15/2026 (a)	500,000	497,917
Cushman & Wakefield US Borrower, LLC - 144A, 6.75%, due 05/15/2028 (a)	1,100,000	1,101,588
Howard Hughes Corp./The - 144A, 5.88%, due 03/01/2032 (a)	500,000	481,143
Iron Mountain Information Management Services Inc - 144A, 5.00%, due 07/15/2032 (a)	1,000,000	944,061
Iron Mountain, Inc. - 144A, 5.25%, due 03/15/2028 (a)	1,000,000	994,350
RHP Hotel Properties LP / RHP Finance Corp - 144A, 4.50%, due 02/15/2029 (a)	1,265,000	1,226,286
RLJ Lodging Trust LP - 144A, 3.75%, due 07/01/2026 (a)	500,000	497,561
		5,742,906
Technology - 8.7%
Cloud Software Group, Inc. - 144A, 9.00%, due 09/30/2029 (a)	750,000	723,505
Coherent Corp - 144A, 5.00%, due 12/15/2029 (a)	1,250,000	1,226,029
Elastic NV - 144A, 4.13%, due 07/15/2029 (a)	1,500,000	1,407,108
SS&C Technologies, Inc. - 144A, 6.50%, due 06/01/2032 (a)	750,000	750,026
		4,106,668

Total Corporate Bonds (Cost $44,456,619)		$44,775,253

MONEY MARKET FUNDS - 3.9%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.52% (c) (Cost $1,836,353)	1,836,353	1,836,353

Total Investments at Value - 98.5% (Cost $46,292,972)		$46,611,606

Other Assets in Excess of Liabilities - 1.5%		732,189

Net Assets - 100.0%		$47,343,795

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is $40,628,594 or 86.2% of net assets.

(b)	Perpetual maturity

(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

COMMON STOCKS - 87.0%	Shares	Value
Australia- 2.3%
South32 Ltd.	595,000	$1,801,689

Canada- 5.8%
Canadian Imperial Bank of Commerce	22,060	2,090,185
Kinross Gold Corporation	80,700	2,462,964
		4,553,149
Cayman Islands- 2.1%
New Oriental Education & Technology Group, Inc.	293,000	1,659,763

China- 1.7%
NetEase, Inc.	59,700	1,334,091

France- 8.4%
AXA SA	36,070	1,657,787
Bureau Veritas SA	51,320	1,536,371
Cie de Saint-Gobain S.A.	16,790	1,390,382
Ipsen SA (a)	10,780	2,014,988
		6,599,528
Germany- 7.7%
Allianz SE	4,324	1,826,452
GEA Group AG	29,390	2,108,184
Siemens Energy A.G.	11,830	2,040,466
		5,975,102
Hong Kong- 1.6%
Chow Tai Fook Jewellry Group Ltd.	872,000	1,225,765

Italy- 7.6%
Assicurazioni Generali SpA	41,630	1,675,155
Eni SpA (a)	80,940	2,301,868
Intesa Sanpaolo SpA	328,100	1,984,687
		5,961,710
Japan- 13.4%
Kao Corporation	39,100	1,527,933
Mizuho Financial Group, Inc.	47,300	1,914,810
Obayashi Corp	93,500	2,264,528
Otsuka Corp.	74,100	1,418,569
Sony Group Corporation	68,000	1,417,252
Sumitomo Mitsui Financial Group, Inc.	61,200	2,012,200
		10,555,292
Korea (Republic Of)- 4.2%
Coway Company Ltd.	25,480	1,256,867
KB Financial Group, Inc.	20,420	2,041,308
		3,298,175
Luxembourg- 1.7%
Allegro.eu S.A. 144A (a)	179,790	1,290,694

Malaysia- 1.9%
Tenaga Nasional Bhd	426,600	1,469,341

Singapore- 2.8%
DBS Group Holdings Ltd.	48,270	2,148,623

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

COMMON STOCKS - 87.0% (Continued)	Shares	Value
South Korea- 3.0%
SK Hynix, Inc.	4,000	$2,310,971

Spain- 5.5%
Banco Santander S.A.	199,070	2,232,141
CaixaBank S.A.	170,560	2,045,003
		4,277,144
Sweden- 2.4%
Swedish Orphan Biovitrum A.B. (a)	44,640	1,870,969

Switzerland- 2.3%
Novartis A.G.	11,450	1,757,929

Taiwan- 2.1%
Asia Vital Components Co., Ltd.	25,000	1,653,669

Taiwan Province Of China- 2.2%
Hon Hai Precision Industry Co Ltd	278,000	1,701,852

Thailand- 1.7%
CP All Plc.	914,100	1,291,169

United Kingdom- 6.6%
Coca-Cola Europacific Partners plc	18,500	1,677,395
Rolls-Royce Holdings plc	144,540	2,195,847
Sage Group plc (The)	113,970	1,277,040
		5,150,282

Total Common Stocks (Cost $62,233,850)		67,886,907

DEPOSITARY RECEIPTS - 6.5%	Shares	Value
Energy - 2.7%
Oil & Gas Producers - 2.7%
BP PLC - ADR	44,180	2,076,460

Technology - 3.8%
Semiconductors - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,925	3,016,204

Total Depositary Receipts (Cost $3,792,878)		5,092,664

EXCHANGE-TRADED FUNDS - 3.3%	Shares	Value
Equity - 3.3%
Equity - 3.3%
iShares MSCI ACWI ex U.S. ETF	21,000	1,437,870
iShares MSCI India ETF	23,960	1,122,286
		2,560,156

Total Exchange-Traded Funds (Cost $2,720,847)		2,560,156

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

MONEY MARKET FUNDS - 2.6%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.52%(b) (Cost $1,995,052)	1,995,052	$1,995,052

Total Investments at Value - 99.4%
(Cost $70,742,627)		$77,534,779

Other Assets in Excess of Liabilities - 0.6%		467,174

Net Assets - 100.0%		$77,997,621

A.B	- Aktiebolag Biokemisk

ADR	- American Depositary Receipt.

A.G.	- Aktiengesellschaft

Bh	- Berhad

PLC	- Public Limited Company

S.A.	- Societe anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

Sector Allocation	%
Financials	27.7%
Technology	16.4%
Industrials	14.8%
Health Care	7.2%
Consumer Discretionary	7.0%
Consumer Staples	5.8%
Energy	5.5%
Materials	5.5%
Equity	3.3%
Utilities	1.9%
Communications	1.7%
Money Market Funds	2.6%
Other Assets in Excess of Liabilities	0.6%

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

COMMON STOCKS - 98.4%	Shares	Value
Communications - 15.2%
Alphabet, Inc. - Class A	87,940	$25,288,027
AppLovin Corporation - Class A (a)	33,850	13,472,300
Booking Holdings, Inc.	3,410	14,357,191
Meta Platforms, Inc. - Class A	27,840	15,928,099
Netflix, Inc. (a)	152,400	14,653,260
Walt Disney Company (The)	97,400	9,387,412
		93,086,289
Consumer Discretionary - 7.9%
Hasbro, Inc.	189,800	17,765,280
Tapestry, Inc.	113,070	15,955,308
TJX Companies, Inc. (The)	91,910	14,678,027
		48,398,615
Consumer Staples - 5.3%
Costco Wholesale Corporation	21,150	21,074,495
Dollar General Corporation	94,500	11,219,985
		32,294,480
Energy - 3.1%
Exxon Mobil Corporation	66,320	11,251,851
Marathon Petroleum Corporation	32,200	7,862,596
		19,114,447
Financials - 13.7%
American Express Company	54,400	16,454,912
Arch Capital Group Ltd. (a)	143,710	13,794,723
Cboe Global Markets, Inc.	51,290	14,416,080
Charles Schwab Corporation (The)	130,350	12,250,293
Huntington Bancshares Inc	763,000	11,940,950
JPMorgan Chase & Company	49,930	14,687,409
		83,544,367
Health Care - 10.5%
Johnson & Johnson	52,650	12,869,766
McKesson Corporation	21,340	18,466,782
Medpace Holdings, Inc. (a)	34,052	16,351,430
Vertex Pharmaceuticals, Inc. (a)	19,400	8,662,876
Waters Corporation (a)	27,300	8,129,940
		64,480,794
Industrials - 10.9%
Comfort Systems USA, Inc.	19,400	26,752,406
Hubbell, Inc.	30,500	14,967,570
Parker-Hannifin Corporation	27,810	24,896,624
		66,616,600
Technology - 31.8%
Advanced Micro Devices, Inc. (a)	49,870	10,145,054
Analog Devices, Inc.	59,570	18,951,600
Apple, Inc.	94,778	24,053,708
Arista Networks, Inc. (a)	133,360	16,373,941
Broadcom, Inc.	81,060	25,088,880
Cadence Design Systems, Inc. (a)	43,290	12,028,992
Jabil, Inc.	55,000	14,609,650
KLA Corporation	19,550	28,785,616
Microsoft Corporation	55,020	20,366,754
Okta, Inc. (a)	128,760	10,134,700
Veeva Systems, Inc. - Class A (a)	36,740	6,453,748

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Technology - 31.8% (Continued)
Workday, Inc. - Class A (a)	58,890	$7,650,989
		194,643,632

Total Common Stocks (Cost $370,172,584)		$602,179,224

MONEY MARKET FUNDS - 1.6%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 3.52% (b) (Cost $9,760,638)	9,760,638	9,760,638

Total Investments at Value - 100.0% (Cost $379,933,222)		$611,939,862

Liabilities in Excess of Other Assets - (0.0)% (c)		(164,679)

Net Assets - 100.0%		$611,775,183

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

(c)	Percentage rounds to greater than (0.1)%

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	Equity Opportunity	High Income	International Equity	Large Cap Focused
	Fund	Fund	Fund	Fund	Fund
ASSETS
At cost	$75,792,941	$45,068,261	$46,292,972	$70,742,627	$379,933,222
At value	$92,411,909	$67,200,538	$46,611,606	$77,534,779	$611,939,862
Foreign currency, at value (Cost $0, $0, $0, $15,525 and $0, respectively)	—	—	—	15,525	—
Dividends & interest receivable	217,392	69,743	749,524	173,989	169,759
Receivable for securities sold	10,722	—	—	—	—
Receivable for capital shares sold	2,000	439	12,343	284,415	496,771
Prepaid expenses and other assets	29,872	47,549	86,230	90,802	43,045
TOTAL ASSETS	92,671,895	67,318,269	47,459,703	78,099,510	612,649,437

LIABILITIES
Written call options, at value (premiums received $1,065,248, $0, $0, $0 and $0, respectively)	1,668,242	—	—	—	—
Payable to Advisor	36,247	88,108	5,363	35,217	315,471
Payable for capital shares redeemed	78,057	23,040	57,084	5,011	326,986
Distributions payable	—	—	31,565	—	—
Accrued shareholder servicing fees - Class A	—	6,088	—	—	62,541
Accrued shareholder servicing fees - Institutional Class	7,579	82	—	—	8,331
Accrued 12b-1 fees - Class A	84	12,018	1,988	130	9,408
Payable to administrator	23,258	3,486	3,955	16,076	68,099
Payable for compliance services	13,174	58	63	8,338	—
Other accrued expenses and liabilities	61,454	32,982	15,890	37,117	83,418
TOTAL LIABILITIES	1,888,095	165,862	115,908	101,889	874,254

NET ASSETS	$90,783,800	$67,152,407	$47,343,795	$77,997,621	$611,775,183

NET ASSETS CONSISTS OF
Paid-in capital	$72,885,784	$40,325,176	$56,730,157	$70,812,864	$372,460,702
Accumulated earnings (losses)	17,898,016	26,827,231	(9,386,362)	7,184,757	239,314,481
Net Assets	$90,783,800	$67,152,407	$47,343,795	$77,997,621	$611,775,183

Class A:
Net Assets	$382,361	$38,000,227	$19,409,669	$327,669	$315,307,163
Shares of beneficial interest outstanding, unlimited authorization, no par value	13,998	969,141	2,394,689	21,972	23,476,182
Net asset value per share	$27.32	$39.21	$8.11	$14.91	$13.43
Sales Charge	5.75%	5.75%	4.00%	5.75%	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$28.99	$40.95	$8.45	$15.82	$14.25

Class F:
Net Assets	$—	$—	$—	$13,319,673	$—
Shares of beneficial interest outstanding, unlimited authorization, no par value	—	—	—	890,069	—
Net asset value per share	$—	$—	$—	$14.96	$—

Institutional Class:
Net Assets	$90,401,439	$29,152,180	$27,934,126	$64,350,279	$293,488,550
Shares of beneficial interest outstanding, unlimited authorization, no par value	3,335,894	611,224	3,442,434	4,305,464	20,285,442
Net asset value per share	$27.10	$47.69	$8.11	$14.95	$14.47

Class R6:
Net Assets	$—	$—	$—	$—	$2,979,470
Shares of beneficial interest outstanding, unlimited authorization, no par value	—	—	—	—	201,880
Net asset value per share	$—	$—	$—	$—	$14.76

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	Equity Opportunity	High Income	International Equity	Large Cap Focused
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$1,423,043	$490,917	$—	$566,790	$2,361,840
Interest	106,608	21,517	1,598,780	42,997	264,463
Less: Foreign withholding taxes	—	(5,578)	—	(63,123)	—
TOTAL INVESTMENT INCOME	1,529,651	506,856	1,598,780	546,664	2,626,303

EXPENSES
Advisor fees	264,995	281,363	158,276	217,791	2,018,650
Distribution fees - Class A	209	50,442	20,179	100	419,105
Shareholder servicing fees - Class A	—	18,152	5,043	—	216,424
Shareholder servicing fees - Institutional Class	14,273	8,992	8,554	3,420	169,562
Administration and accounting fees	38,534	28,055	38,766	41,609	169,172
Transfer agent fees	36,396	20,020	18,200	38,165	100,395
Registration fees	25,480	27,300	22,750	18,200	45,500
Compliance services fees	18,460	2,666	2,874	12,909	16,526
Custodian and bank service fees	18,036	9,282	10,920	18,316	16,304
Insurance expense	14,138	9,100	6,370	13,650	60,700
Audit and tax services fees	10,019	8,226	16,744	8,308	9,342
Trustee fees	6,365	11,830	9,353	10,339	13,650
Printing and mailing expense	4,967	3,600	9,100	3,640	55,800
Legal fees	4,550	13,650	14,518	4,550	10,875
Others fees	546	1,401	961	2,519	9,326
Total Operating Expenses	456,968	494,079	342,608	393,516	3,331,331
Fees reduced by the Advisor	(53,202)	(5,139)	(127,716)	(133,596)	(142,664)
NET EXPENSES	403,766	488,940	214,892	259,920	3,188,667

NET INVESTMENT INCOME (LOSS)	1,125,885	17,916	1,383,888	286,744	(562,364)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gain (loss) from:
Investment transactions	2,917,414	6,403,384	43,017	413,006	8,123,161
Written options contracts	315,333	—	—	—	—
Foreign currency transactions	—	—	—	(32,628)	—
	3,232,747	6,403,384	43,017	380,378	8,123,161
Net change in unrealized appreciation (depreciation) from:
Investment transactions	1,813,645	(6,345,205)	(863,974)	1,402,847	(17,307,833)
Written options contracts	(380,527)	—	—	—	—
Forward foreign currency translations	—	—	—	(1,723)	—
	1,433,118	(6,345,205)	(863,974)	1,401,124	(17,307,833)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	4,665,865	58,179	(820,957)	1,781,502	(9,184,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,791,750	$76,095	$562,931	$2,068,246	$(9,747,036)

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Equity Dividend		Cantor Fitzgerald Equity Opportunity
	Plus Fund		Fund
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	March 31,	September 30,	March 31,	September 30,
	2026	2025	2026	2025 (a)
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income	$1,125,885	$1,735,757	$17,916	$80,713
Net realized gain from:
Investment transactions	2,917,414	4,717,828	6,403,384	4,199,067
Written options contracts	315,333	327,672	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions	1,813,645	(2,653,167)	(6,345,205)	8,181,865
Written options contracts	(380,527)	(145,785)	—	—
Net increase in net assets resulting from operations	5,791,750	3,982,305	76,095	12,461,645

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(11,926)	(1,446)	(2,189,847)	—
Institutional Class	(6,226,553)	(6,902,218)	(1,384,341)	—
	(6,238,479)	(6,903,664)	(3,574,188)	—
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	443,217	41,799	18,165	48,032
Institutional Class	17,120,811	15,184,777	1,366,256	776,656
	17,564,028	15,226,576	1,384,421	824,688
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	11,927	1,446	2,061,429	—
Institutional Class	5,975,663	6,694,208	1,323,452	—
	5,987,590	6,695,654	3,384,881	—
Payments for shares redeemed
Class A	(90,910)	(18,606)	(5,221,839)	(7,071,919)
Institutional Class	(6,448,120)	(8,034,088)	(4,993,220)	(8,711,627)
	(6,539,030)	(8,052,694)	(10,215,059)	(15,783,546)
Net increase (decrease) in net assets from capital share transactions	17,012,588	13,869,536	(5,445,757)	(14,958,858)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,565,859	10,948,177	(8,943,850)	(2,497,213)

NET ASSETS
Beginning of period/year	74,217,941	63,269,764	76,096,257	78,593,470
End of period/year	$90,783,800	$74,217,941	$67,152,407	$76,096,257

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Equity Dividend
	Plus Fund		Cantor Fitzgerald Equity Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	March 31,	September 30,	March 31,	September 30,
	2026	2025	2026	2025 (a)
	(Unaudited)		(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	16,019	1,561	453	1,333
Institutional Class	638,240	573,538	28,019	17,015
	654,259	575,099	28,472	18,348
Shares reinvested:
Class A	448	54	52,630	—
Institutional Class	226,732	251,898	27,759	—
	227,180	251,952	80,389	—
Shares redeemed:
Class A	(3,389)	(699)	(130,278)	(197,715)
Institutional Class	(236,073)	(304,136)	(102,163)	(200,294)
	(239,462)	(304,835)	(232,441)	(398,009)

Net increase (decrease) in shares outstanding	641,977	522,216	(123,580)	(379,661)
Shares outstanding, beginning of period/year	2,707,915	2,185,699	1,703,945	2,083,606
Shares outstanding, end of period/year	3,349,892	2,707,915	1,580,365	1,703,945

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald High Income Fund		Cantor Fitzgerald International Equity Fund
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2026	2025 (a)	2026	2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income	$1,383,888	$2,217,638	$286,744	$322,226
Net realized gain (loss) from:
Investment transactions	43,017	(114,272)	413,006	(167,540)
Foreign currency transactions	—	—	(32,628)	(11,492)
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency translations	(863,974)	741,997	1,401,124	3,724,603
Net increase in net assets resulting from operations	562,931	2,845,363	2,068,246	3,867,797

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(561,489)	(1,364,479)	(254)	(197)
Institutional Class	(822,400)	(945,928)	(287,543)	(4,266)
Class F	—	—	(77,043)	(259,972)
	(1,383,889)	(2,310,407)	(364,840)	(264,435)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	217,344	258,130	334,761	2,434
Institutional Class	2,748,007	5,604,671	51,976,884	13,479,415
Class F	—	—	4,000	—
	2,965,351	5,862,801	52,315,645	13,481,849
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	515,107	826,883	254	197
Institutional Class	688,210	1,111,767	220,081	4,265
Class F	—	—	77,043	259,972
	1,203,317	1,938,650	297,378	264,434
Payments for shares redeemed
Class A	(2,161,260)	(5,635,901)	(22,581)	(30)
Institutional Class	(4,435,585)	(11,624,790)	(3,559,319)	(303,549)
Class F	—	—	—	(1,900,000)
	(6,596,845)	(17,260,691)	(3,581,900)	(2,203,579)
Net increase (decrease) in net assets from capital share transactions	(2,428,177)	(9,459,240)	49,031,123	11,542,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,249,135)	(8,924,284)	50,734,529	15,146,066

NET ASSETS
Beginning of period/year	50,592,930	59,517,214	27,263,092	12,117,026
End of period/year	$47,343,795	$50,592,930	$77,997,621	$27,263,092

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald High Income Fund		Cantor Fitzgerald International Equity Fund
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2026	2025 (a)	2026	2025
	(Unaudited)		(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	26,384	31,709	22,238	196
Institutional Class	333,367	685,575	3,538,615	1,004,480
	359,751	717,284	3,560,853	1,004,676
Shares reinvested:
Class A	62,612	101,102	17	17
Institutional Class	83,575	135,770	15,064	378
Class F	—	—	5,270	23,027
	146,187	236,872	20,351	23,422
Shares redeemed:
Class A	(262,459)	(692,351)	(1,521)	(2)
Institutional Class	(539,174)	(1,421,436)	(248,539)	(22,518)
Class F	—	—	—	(141,474)
	(801,633)	(2,113,787)	(250,060)	(163,994)

Net increase (decrease) in shares outstanding	(295,695)	(1,159,631)	3,331,144	864,104
Shares outstanding, beginning of period/year	6,132,818	7,292,449	1,886,095	1,021,991
Shares outstanding, end of period/year	5,837,123	6,132,818	5,217,239	1,886,095

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Six Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(Unaudited)
OPERATIONS
Net investment loss	$(562,364)	$(443,691)
Net realized gain from:
Investment transactions	8,123,161	28,321,056
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(17,307,833)	88,111,496
Net increase (decrease) in net assets resulting from operations	(9,747,036)	115,988,861

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(12,477,958)	(16,139,947)
Institutional Class	(9,505,164)	(6,666,880)
Class R6	(44,049)	(29,678)
	(22,027,171)	(22,836,505)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	4,200,470	9,928,324
Institutional Class	84,187,154	138,718,976
Class R6	2,105,736	429,863
	90,493,360	149,077,163
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	12,442,100	16,071,867
Institutional Class	9,502,661	6,665,109
Class R6	44,049	29,678
	21,988,810	22,766,654
Payments for shares redeemed
Class A	(26,309,995)	(49,812,977)
Institutional Class	(47,294,987)	(57,473,005)
Class R6	(137,083)	(134,417)
	(73,742,065)	(107,420,399)
Net increase in net assets from capital share transactions	38,740,105	64,423,418

TOTAL INCREASE IN NET ASSETS	6,965,898	157,575,774

NET ASSETS
Beginning of period/year	604,809,285	447,233,511
End of period/year	$611,775,183	$604,809,285

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Six Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	299,099	807,623
Institutional Class	5,574,985	10,364,612
Class R6	137,290	32,476
	6,011,374	11,204,711
Shares reinvested:
Class A	879,922	1,296,118
Institutional Class	624,354	502,269
Class R6	2,838	2,197
	1,507,114	1,800,584
Shares redeemed:
Class A	(1,876,729)	(3,997,721)
Institutional Class	(3,128,158)	(4,355,143)
Class R6	(8,914)	(10,224)
	(5,013,801)	(8,363,088)

Net increase in shares outstanding	2,504,687	4,642,207
Shares outstanding, beginning of period/year	41,458,817	36,816,610
Shares outstanding, end of period/year	43,963,504	41,458,817

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class A
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	March 31,		September 30,	September 30,	September 30,
	2026		2025	2024	2023 (a)
	(Unaudited)
Net asset value, beginning of period/year	$27.62		$29.20	$24.33	$26.14
Income (loss) from investment operations:
Net investment income (b)	0.37		0.64	0.81	0.26
Net realized and unrealized gains (losses) (c) on investments and written option contracts	1.53		0.82	5.73	(1.90)
Total from investment operations	1.90		1.46	6.54	(1.64)
Less distributions from:
Net investment income	(0.43)		(0.95)	(0.94)	(0.17)
Net realized gains	(1.77)		(2.09)	(0.73)	—
Total distributions	(2.20)		(3.04)	(1.67)	(0.17)
Net asset value at end of period/year	$27.32		$27.62	$29.20	$24.33
Total return (d)	7.23	% (e)	5.66%	27.65%	(6.27	)% (e)
Net assets at end of period/year	$382,361		$25,406	$120	$94
Ratio of total expenses to average net assets	1.37	% (f)	1.41%	1.43%	1.55	% (f)
Ratio of net expenses to average net assets(g)	1.24	% (f)	1.24%	1.24%	1.24	% (f)
Ratio of net investment income to average net assets(g)	3.01	% (f)	2.92%	2.96%	3.31	% (f)
Portfolio turnover rate(h)	12	% (e)	33%	20%	21	% (e)

(a)	Cantor Fitzgerald Equity Dividend Plus Fund Class A commenced on July 31, 2023.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Institutional Class
	Six Months		Year	Year	Period		Year	Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended	Ended
	March 31,		September 30,	September 30,	September 30,		March 31,	March 31,	March 31,
	2026		2025	2024	2023 (a)(b)		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$27.41		$28.95	$24.30	$25.78		$30.38	$28.19	$18.28
Income (loss) from investment operations:
Net investment income (c)	0.38		0.72	0.72	0.39		0.63	0.58	0.59
Net realized and unrealized gains (losses) on investments and written option contracts	1.53		0.78	5.60	(0.85	) (g)	(3.33)	4.03	9.90
Total from investment operations	1.91		1.50	6.32	(0.46)		(2.70)	4.61	10.49
Less distributions from:
Net investment income	(0.45)		(0.95)	(0.94)	(0.35)		(0.63)	(0.59)	(0.58)
Net realized gains	(1.77)		(2.09)	(0.73)	(0.67)		(1.27)	(1.83)	—
Total distributions	(2.22)		(3.04)	(1.67)	(1.02)		(1.90)	(2.42)	(0.58)
Net asset value at end of period/year	$27.10		$27.41	$28.95	$24.30		$25.78	$30.38	$28.19
Total return (d)	7.34	% (h)	5.83%	26.79%	(1.88	)% (h)	(8.92)%	(17.23)%	58.15%
Net assets at end of period/year (000’s)	$90,401		$74,193	$63,270	$55,196		$30,587	$32,615	$28,517
Ratio of total expenses to average net assets	1.12	% (i)	1.16%	1.18%	1.30	% (i)	1.28%	1.23%	1.32%
Ratio of net expenses to average net assets (e)	0.99	% (i)	0.99%	0.99%	1.05	% (i)	1.12%	1.12%	1.10%
Ratio of net investment income to average net assets (e)	2.76	% (i)	2.67%	2.71%	3.06	% (i)	2.33%	1.97%	2.53%
Portfolio turnover rate (f)	12	% (h)	33%	20%	21	% (h)	16%	16%	21%

(a)	Represents the period April 1, 2023 through September 30, 2023. See Note 1.

(b)	Effective close of business on July 28, 2023, Institutional Class shares of Cantor FBP Appreciation & Income Opportunities Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Dividend Plus Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to July 28, 2023 reflect the performance of Cantor FBP Appreciation & Income Fund.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class A
	Six Months		Period		Year	Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended	Ended
	March 31,		September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025(a)		2024 (b)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$41.37		$34.86		$40.70	$36.22	$46.98	$51.86	$50.62
Income (loss) from investment operations:
Net investment income (loss) (c)	(0.01)		0.01		(0.27)	0.01	(0.08)	(0.48)	(0.29)
Net realized and unrealized gains (losses) on investments	0.05		6.50		4.30	4.47	(6.97)	10.56	3.94
Total from investment operations	0.04		6.51		4.03	4.48	(7.05)	10.08	3.65
Less distributions from:
Net investment income	(0.01)		—		(0.05)	—	—	—	—
Net realized gains	(2.19)		—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	(2.20)		—		(9.87)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$39.21		$41.37		$34.86	$40.70	$36.22	$46.98	$51.86
Total return (d)	0.10	% (h)	18.67	% (h)	9.04%	12.37%	(15.25)%	21.53%	7.39%
Net assets at end of period/year (000’s)	$38,000		$43,291		$43,317	$60,429	$65,619	$86,364	$76,508
Ratio of total expenses to average net assets	1.50	% (i)	1.42	% (i)	2.03%	1.75%	1.67%	1.49%	1.54%
Ratio of net expenses to average net assets (e)(g)	1.50	% (i)	1.42	% (i)	2.03%	1.75%	1.67%	1.49%	1.54%
Ratio of net investment income (loss)to average net assets (e)(g)	(0.08	)% (i)	0.04	% (i)	(0.65)%	0.02%	(0.19)%	(0.88)%	(0.63)%
Portfolio turnover rate (f)	14	% (h)	17	% (h)	44%	107%	102%	99%	69%

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila Opportunity Growth Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class A.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Institutional Class
	Six Months		Period		Year	Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended	Ended
	March 31,		September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025(a)		2024 (b)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$49.89		$41.95		$47.12	$41.82	$53.42	$57.00	$55.24
Income (loss) from investment operations:
Net investment income (loss) (c)	0.05		0.09		(0.17)	0.14	0.04	(0.37)	(0.17)
Net realized and unrealized gains (losses) on investments	0.05		7.85		4.93	5.16	(7.93)	11.75	4.34
Total from investment operations	0.10		7.94		4.76	5.30	(7.89)	11.38	4.17
Less distributions from:
Net investment income	(0.11)		—		(0.11)	—	—	—	—
Net realized gains	(2.19)		—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	(2.30)		—		(9.93)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$47.69		$49.89		$41.95	$47.12	$41.82	$53.42	$57.00
Total return (d)	0.20	% (h)	18.93	% (h)	9.36%	12.67%	(14.98)%	21.88%	7.71%
Net assets at end of period/year (000’s)	$29,152		$32,806		$35,277	$54,301	$59,173	$105,557	$126,001
Ratio of net expenses to average net assets (e)(g)	1.25	% (i)	1.17	% (i)	1.72%	1.45%	1.36%	1.19%	1.23%
Ratio of net investment income (loss) to average net assets (e)(g)	0.20	% (i)	0.28	% (i)	-0.35%	0.32%	0.09%	-0.60%	-0.33%
Portfolio turnover rate (f)	14	% (h)	17	% (h)	44%	107%	102%	99%	69%

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class Y shares of Aquila Opportunity Growth Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class Y.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class A
	Six Months		Period		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	March 31,		September 30,		December 31,	December 31,	December 31,	December 31,
	2026		2025(a)		2024 (b)	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$8.24		$8.16		$8.13	$7.81	$8.61	$8.69
Income (loss) from investment operations:
Net investment income (c)	0.23		0.32		0.41	0.34	0.30	0.30
Net realized and unrealized gains (losses) on investments	(0.13)		0.09		0.05	0.34	(0.77)	0.00
Total from investment operations	0.10		0.41		0.46	0.68	(0.47)	0.30
Less distributions from:
Net investment income	(0.23)		(0.33)		(0.43)	(0.36)	(0.33)	(0.34)
Net realized gains	—		—		—	—	—	(0.04)
Total distributions	(0.23)		(0.33)		(0.43)	(0.36)	(0.33)	(0.38)
Net asset value at end of period/year	$8.11		$8.24		$8.16	$8.13	$7.81	$8.61
Total return (d)	1.19	% (h)	5.14	% (h)	5.76%	8.94%	(5.49)%	3.57%
Net assets at end of period/year (000’s)	$19,410		$21,172		$25,511	$31,807	$35,419	$39,082
Ratio of total expenses to average net assets	1.51	% (i)	1.29	% (i)	1.75%	1.42%	1.40%	1.18%
Ratio of net expenses to average net assets (e)(g)	1.00	% (i)	1.20	% (i)	1.20%	1.20%	1.19%	1.18%
Ratio of net investment income to average net assets (e)(g)	5.57	% (i)	5.20	% (i)	5.04%	4.35%	3.69%	3.51%
Portfolio turnover rate (f)	6	% (h)	21	% (h)	33%	34%	9%	118%

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila High Income Fund were reorganized into Class A shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class A.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Institutional Class
	Six Months		Period		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	March 31,		September 30,		December 31,	December 31,	December 31,	December 31,
	2026		2025(a)		2024 (b)	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$8.25		$8.17		$8.14	$7.81	$8.61	$8.69
Income (loss) from investment operations:
Net investment income (c)	0.24		0.33		0.44	0.36	0.31	0.32
Net realized and unrealized gains (losses) on investments	(0.14)		0.09		0.04	0.35	(0.77)	—
Total from investment operations	0.10		0.42		0.48	0.71	(0.46)	0.32
Less distributions from:
Net investment income	(0.24)		(0.34)		(0.45)	(0.38)	(0.34)	(0.36)
Net realized gains	—		—		—	—	—	(0.04)
Total distributions	(0.24)		(0.34)		(0.45)	(0.38)	(0.34)	(0.40)
Net asset value at end of period/year	$8.11		$8.25		$8.17	$8.14	$7.81	$8.61
Total return (d)	1.17	% (h)	5.30	% (h)	5.97%	9.29%	(5.30)%	3.77%
Net assets at end of period/year (000’s)	$27,934		$29,421		$34,007	$61,257	$63,845	$120,120
Ratio of total expenses to average net assets	1.33	% (i)	1.11	% (i)	1.55%	1.22%	1.18%	0.98%
Ratio of net expenses to average net assets (e)(g)	0.80	% (i)	1.00	% (i)	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets (e)(g)	5.77	% (i)	5.40	% (i)	5.37%	4.56%	3.86%	3.71%
Portfolio turnover rate (f)	6	% (h)	21	% (h)	33%	34%	9%	118%

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class Y shares of Aquila High Income Fund were reorganized into Institutional Class shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class Y.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class A
	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September 30,		September 30,
	2026		2025		2024(a)
	(Unaudited)
Net asset value, beginning of period/year	$14.43		$11.81		$10.00
Income from investment operations:
Net investment income (b)	0.12		0.97		0.18
Net realized and unrealized gains on investments	0.43		1.84		1.63
Total from investment operations	0.55		2.81		1.81
Less distributions from:
Net investment income	(0.07)		(0.19)		—
Net realized gains	—		(0.00	) (i)	—
Total distributions	(0.07)		(0.19)		—
Net asset value at end of period/year	$14.91		$14.43		$11.81
Total return (c)	3.84	% (g)	24.20%		18.10	% (g)
Net assets at end of period/year (000’s)	$328		$18		$12
Ratio of total expenses to average net assets	1.92	% (h)	3.35%		4.15	% (h)
Ratio of net expenses to average net assets (d)(f)	1.24	% (h)	1.24%		1.24	% (h)
Ratio of net investment income to average net assets (d)(f)	0.69	% (h)	1.52%		2.08	% (h)
Portfolio turnover rate (e)	42	% (g)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Institutional Class
	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September 30,		September 30,
	2026		2025		2024(a)
	(Unaudited)
Net asset value, beginning of period/year	$14.45		$11.83		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.34		0.21
Net realized and unrealized gains on investments	0.51		2.50		1.62
Total from investment operations	0.59		2.84		1.83
Less distributions from:
Net investment income	(0.09)		(0.22)		—
Net realized gains	—		(0.00	) (i)	—
Total distributions	(0.09)		(0.22)		—
Net asset value at end of period/year	$14.95		$14.45		$11.83
Total return (c)	4.08	% (g)	24.52%		18.30	% (g)
Net assets at end of period/year (000’s)	$64,350		$14,452		$213
Ratio of total expenses to average net assets	1.72	% (h)	3.15%		3.90	% (h)
Ratio of net expenses to average net assets (d)(f)	0.99	% (h)	0.99%		0.99	% (h)
Ratio of net investment income to average net assets (d)(f)	0.94	% (h)	1.77%		2.33	% (h)
Portfolio turnover rate (e)	42	% (g)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class F
	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September 30,		September 30,
	2026		2025		2024(a)
	(Unaudited)
Net asset value, beginning of period/year	$14.46		$11.86		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.24		0.22
Net realized and unrealized gains on investments	0.51		2.62		1.64
Total from investment operations	0.59		2.86		1.86
Less distributions from:
Net investment income	(0.09)		(0.26)		—
Net realized gains	—		(0.00	) (i)	—
Total distributions	(0.09)		(0.26)		—
Net asset value at end of period/year	$14.96		$14.46		$11.86
Total return (c)	4.07	% (g)	24.72%		18.60	% (g)
Net assets at end of period/year (000’s)	$13,320		$12,793		$11,892
Ratio of total expenses to average net assets	1.52	% (h)	2.90%		3.70	% (h)
Ratio of net expenses to average net assets (d)(f)	0.79	% (h)	0.79%		0.79	% (h)
Ratio of net investment income to average net assets (d)(f)	0.41	% (h)	1.97%		2.53	% (h)
Portfolio turnover rate (e)	42	% (g)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class A
	Six Months		Year	Year		Year	Year		Year
	Ended		Ended	Ended		Ended	Ended		Ended
	March 31,		September 30,	September 30,		September 30,	September 30,		September 30,
	2026		2025	2024		2023	2022 (a)		2021
	(Unaudited)
Net asset value, beginning of period/year	$14.16		$11.92	$9.40		$9.68	$17.63		$13.67
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)		(0.02)	(0.03)		0.02	(0.03)		(0.04)
Net realized and unrealized gains (losses) on investments	(0.18)		2.89	2.83		2.33	(2.42)		5.37
Total from investment operations	(0.20)		2.87	2.80		2.35	(2.45)		5.33
Less distributions from:
Net investment income	—		—	(0.01)		—	—		—
Net realized gains	(0.53)		(0.63)	(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.53)		(0.63)	(0.28)		(2.63)	(5.50)		(1.37)
Net asset value at end of period/year	$13.43		$14.16	$11.92		$9.40	$9.68		$17.63
Total return (c)	(1.61	)% (g)	24.86%	30.29%		26.87%	(23.47)%		41.67%
Net assets at end of period/year (000’s)	$315,307		$342,253	$310,667		$275,722	$253,190		$518,096
Ratio of total expenses to average net assets	1.19	% (h)	1.18%	1.17	% (f)	1.30%	1.12	% (f)	1.09	% (f)
Ratio of net expenses to average net assets (d)	1.17	% (h)	1.17%	1.17	% (f)	1.17%	1.11	% (f)	1.09	% (f)
Ratio of net investment income (loss) to average net assets (d)	(0.35	)% (h)	(0.19)%	(0.26)%		0.22%	(0.22)%		(0.28)%
Portfolio turnover rate (e)	10	% (g)	29%	35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Class A shares of Delaware Growth Equity Fund were reorganized into Class A shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to September 16, 2022 reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Institutional Class
	Six Months		Year		Year		Year	Year		Year
	Ended		Ended		Ended		Ended	Ended		Ended
	March 31,		September 30,		September 30,		September 30,	September 30,		September 30,
	2026		2025		2024		2023	2022 (a)		2021
	(Unaudited)
Net asset value, beginning of period/year	$15.19		$12.70		$10.01		$10.13	$18.18		$14.03
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00)		0.01	(c)	0.01		0.03	(0.01)		(0.01)
Net realized and unrealized gains (losses) on investments	(0.19)		3.11		2.99	(d)	2.48	(2.54)		5.53
Total from investment operations	(0.19)		3.12		3.00		2.51	(2.55)		5.52
Less distributions from:
Net investment income	—		—		(0.04)		—	—		—
Net realized gains	(0.53)		(0.63)		(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.53)		(0.63)		(0.31)		(2.63)	(5.50)		(1.37)
Net asset value at end of period/year	$14.47		$15.19		$12.70		$10.01	$10.13		$18.18
Total return (e)	(1.43	)% (d)	25.31%		30.58%		27.34%	(23.26)%		41.98%
Net assets at end of period/year (000’s)	$293,489		$261,463		$135,969		$23,777	$5,305		$80,648
Ratio of total expenses to average net assets	0.93	% (h)(i)	0.93	% (h)	0.94	% (h)	0.99%	0.85	% (h)	0.84	% (h)
Ratio of net expenses to average net assets (f)	0.86	% (h)(i)	0.86	% (h)	0.86	% (h)	0.86%	0.84	% (h)	0.84	% (h)
Ratio of net investment income (loss) to average net assets (f)	(0.08	)% (i)	0.09%		0.05%		0.29%	(0.04)%		(0.05)%
Portfolio turnover rate (g)	10	% (d)	29%		35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Institutional Class shares of Delaware Growth Equity Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Not annualized.

(e)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(f)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(h)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year:

	Class R6
	Six Months		Year		Year		Year	Year		Year
	Ended		Ended		Ended		Ended	Ended		Ended
	March 31,		September 30,		September 30,		September 30,	September 30,		September 30,
	2026		2025		2024		2023	2022(a)		2021
	(Unaudited)
Net asset value, beginning of period/year	$15.47		$12.93		$10.18		$10.26	$18.34		$14.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.01	(c)	0.02	(c)	0.02		0.04	(0.01)		0.01
Net realized and unrealized gains (losses) on investments	(0.19)		3.15		3.05	(d)	2.51	(2.57)		5.57
Total from investment operations	(0.18)		3.17		3.07		2.55	(2.58)		5.58
Less distributions from:
Net investment income	—		—		(0.05)		—	—		—
Net realized gains	(0.53)		(0.63)		(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.53)		(0.63)		(0.32)		(2.63)	(5.50)		(1.37)
Net asset value at end of period/year	$14.76		$15.47		$12.93		$10.18	$10.26		$18.34
Total return (e)	(1.34	)% (i)	25.25%		30.70%		27.40%	(23.20)%		42.12%
Net assets at end of period/year (000’s)	$2,979		$1,093		$597		$84	$38		$1,818
Ratio of total expenses to average net assets	0.80	% (h)(j)	0.84	% (h)	0.87	% (h)	0.92%	0.77	% (h)	0.76	% (h)
Ratio of net expenses to average net assets (f)	0.65	% (h)(j)	0.79	% (h)	0.79	% (h)	0.79%	0.76	% (h)	0.76	% (h)
Ratio of net investment income (loss) to average net assets (f)	0.05	% (j)	0.16%		0.12%		(0.42)%	0.07%		0.08%
Portfolio turnover rate (g)	10	% (i)	29%		35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Class R6 shares of Delaware Growth Equity Fund were reorganized into Class R6 shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class R6 shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(f)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(h)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(i)	Not annualized.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) March 31, 2026

1.	Organization

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”)as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series, Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund (the “Funds”), and are each separate, diversified series of the Trust.

The Cantor Fitzgerald Equity Dividend Plus Fund acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund and the Cantor FBP Appreciation & Income Opportunities Fund, each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023. The Cantor Fitzgerald Large Cap Focused Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, in a tax-free reorganization on September 16, 2022. The Delaware Growth Equity Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds in a tax-free reorganization on October 4, 2019.

The Cantor Fitzgerald Equity Opportunity Fund acquired all of the assets and liabilities of the Aquila Opportunity Growth Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024. The Cantor Fitzgerald High Income Fund acquired all of the assets and liabilities of the Aquila High Income Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024. On June 27, 2025, the Board of Trustees (the “Board” or “Trustees”) approved the change in fiscal year end from December 31 to March 31, for the Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund.

The investment objective of Cantor Fitzgerald Equity Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objective of the Cantor Fitzgerald Equity Opportunity Fund is to seek capital appreciation.

The investment objective of the Cantor Fitzgerald High Income Fund is to seek high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

The investment objective of the Cantor Fitzgerald International Equity Fund is to seek long-term growth of capital.

The investment objective of the Cantor Fitzgerald Large Cap Focused Fund is to seek long-term growth of capital.

The Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, the Cantor Fitzgerald High Income Fund and the Cantor Fitzgerald Large Cap Focused Fund each have three classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. The Cantor Fitzgerald International Equity Fund has four classes of shares: Class A Shares, Institutional Class Shares, Class R6 Shares, and Class F Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. The Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. The Cantor Fitzgerald High Income Fund Class A Shares charge a 4.00% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000 minimum. Institutional Class Shares and Class R6 have no front-end sales charge, no distribution or service plan fee minimum, and no contingent deferred sales charge on shares

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) March 31, 2026

redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. There are no front-end sales charge, distribution or 12b-1 fees for Class F. Generally, there is a $10,000,000 minimum initial investment for Class F shares and no minimum for subsequent events. Class R6 is not currently offered in Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Chief Executive Officer and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Cantor Fitzgerald Equity Dividend Plus Fund are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value(“NAV”)as reported by such companies. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts or OTC Options) for which market quotations are readily available shall be valued at the last quoted sales price. In the absence of a sale, the option shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. Index Options contracts, which may be thinly traded, whether listed on a securities exchange or board of trade, shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. OTC Options (i.e. those not listed on a securities exchange or board of trade) shall be fair valued, either at the most recently quoted bid for purchased options or the most recently quoted ask for written options.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical securities

●	Level 2–other significant observable inputs

●	Level 3–significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The following is a summary of each Funds’ investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of March 31, 2026 by security type:

Cantor Fitzgerald Equity Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Common Stocks	$82,592,941	$—	$—	$82,592,941
Money Market Funds	9,818,968	—	—	9,818,968
Total	$92,411,909	$—	$—	$92,411,909

Other Financial Instruments:

Covered Written Call Options	$(1,668,242)	$—	$—	$(1,668,242)
Total	$(1,668,242)	$—	$—	$(1,668,242)

Cantor Fitzgerald Equity Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Common Stocks	$62,626,304	$—	$—	$62,626,304
REITS	2,933,800	—	—	2,933,800
Money Market Funds	1,640,434	—	—	1,640,434
Total	$67,200,538	$—	$—	$67,200,538

Cantor Fitzgerald High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Corporate Bonds	$—	$44,775,253	$—	$44,775,253
Money Market Funds	1,836,353	—	—	1,836,353
Total	$1,836,353	$44,775,253	$—	$46,611,606

Cantor Fitzgerald International Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Common Stocks	$6,230,541	$61,656,366	$—	$67,886,907
Depositary Receipts	5,092,664	—	—	5,092,664
Exchange-Traded Funds	2,560,156	—	—	2,560,156
Money Market Funds	1,995,052	—	—	1,995,052
Total	$15,878,413	$61,656,366	$—	$77,534,779

Cantor Fitzgerald Large Cap Focused Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Common Stocks	$602,179,224	$—	$—	$602,179,224
Money Market Funds	9,760,638	—	—	9,760,638
Total	$611,939,862	$—	$—	$611,939,862

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Refer to the Funds’ Schedule of Investments for a listing of the holdings by sector type. There were no Level 3 investments held by the Funds as of or during the period ended March 31, 2026.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes — Class accounting investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to services fees, sub-accounting fees, and /or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Cantor Fitzgerald Equity Dividend Plus Fund, declared and paid annually to shareholders of the Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund and declared daily and paid monthly to the shareholders of the Cantor Fitzgerald High Income Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Options transactions — When the Cantor Fitzgerald Equity Dividend Plus Fund’s investment advisor believes that individual portfolio investment securities held by the Fund are approaching the top of the advisor’s growth and price expectations, covered call options can be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to terminate a Funds’ obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Federal Income Tax — The Funds have qualified and intend to continue to qualify each year as regulated investment companies(“RIC”)under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the period ended March 31, 2026:

	Purchases of investment	Proceeds from sales and
Fund	securities	maturities of investment securities
Cantor Fitzgerald Equity Dividend Plus Fund	$17,124,028	$8,908,251
Cantor Fitzgerald Equity Opportunity Fund	9,507,272	19,046,825
Cantor Fitzgerald High Income Fund	7,370,375	2,976,450
Cantor Fitzgerald International Equity Fund	69,642,904	21,812,356
Cantor Fitzgerald Large Cap Focused Fund	91,948,976	61,551,090

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

The investments of each Fund are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Cantor Fitzgerald Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund each pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets up to $500 million; 0.60% of the next $500 million of such assets; 0.55% of the next $1.5 billion of such assets, and 0.50% on assets in excess of $2.5 billion. For the Cantor Fitzgerald International Equity Fund, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.79%. For the Cantor Fitzgerald Equity Opportunity Fund the Advisor receives a fee, which

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

is computed and accrued daily and paid monthly, at an annual rate of 0.80% of its average daily net assets. For the Cantor Fitzgerald High Income Fund, pays the Advisor receives a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets.

The sub-adviser of the Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald Large Cap Focused Fund and Cantor Fitzgerald International Equity Fund is Smith Group Asset Management, LLC (the “Sub-Advisor”). Pursuant to the sub-advisory agreement with the Advisor, the sub-advisor provides each Fund listed above with a program of continuous supervision of each Funds’ assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the respective Fund’s daily net assets, at an annual rate of 0.35% for the Cantor Fitzgerald Equity Opportunity Fund, 0.25% for the Cantor Fitzgerald High Income Fund and Cantor Fitzgerald International Equity Fund and 0.20% for the Cantor Fitzgerald Large Cap Focused Fund.

The Advisor has entered into an Expense Limitation Agreement(“ELA”)with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs) to the limits set forth below. The ELA is in effect through the rates set forth below, unless terminated by the Board of Trustees of the Trust at any time. The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor.

During the period ended March 31, 2026, the Advisor earned fees in the amount of $264,995, $281,363, $158,276, $217,791 and $2,018,650 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund, respectively.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Fund	Expense Cap		Expiration
Cantor Fitzgerald Equity Dividend Plus Fund	1.24%	Class A	January 31, 2027
	0.99%	Institutional Class
	0.92%	Class R6
Cantor Fitzgerald Large Cap Focused Fund	1.17%	Class A	January 31, 2027
	0.86%	Institutional Class
	0.65%	Class R6
Cantor Fitzgerald International Equity Fund	1.24%	Class A	January 31, 2027
	0.99%	Institutional Class
	0.90%	Class R
	0.79%	Class F
Cantor Fitzgerald High Income Fund	1.00%	Class A	January 31, 2027
	0.80%	Institutional Class
	0.80%	Class R6
Cantor Fitzgerald Equity Opportunity Fund	1.50%	Class A	January 31, 2027
	1.25%	Institutional Class
	1.18%	Class R6

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

As of March 31, 2026, the Advisor has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

	2026	2027	2028
Cantor Fitzgerald Equity	$30,999	$114,214	$113,306
Dividend Plus Fund
Cantor Fitzgerald Equity	—	—	—
Opportunity Fund
Cantor Fitzgerald High	—	—	40,257
Income Fund
Cantor Fitzgerald	—	252,568	312,949
International Equity Fund
Cantor Fitzgerald Large Cap	456,412	65,747	150,356
Focused Fund

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period ended March 31, 2026, the Administrator earned fees for such services for the Funds. This can be referenced in the Statements of Operations.

Ultimus Fund Distributors, LLC(“UFD”)serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) March 31, 2026

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares of the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund and 0.20% of the average daily net assets of the Class A shares of the Cantor Fitzgerald High Income Fund. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Effective January 1, 2026, each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $40,000, payable quarterly, annual payment of $10,000 for the audit committee chair, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. Prior to January 1, 2026, each Trustee who is not an affiliated person of the Advisor or Ultimus received from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for the audit committee chair, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $6,365, $11,830, $9,353, $10,339 and $13,650, for the period ended March 31, 2026, for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor International Equity Fund, and Cantor Fitzgerald Large Cap Focused Fund, respectively.

5.	Derivatives Transactions

The derivative instruments outstanding as of March 31, 2026, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Cantor Fitzgerald Equity Dividend Plus Fund.

The location on the Statements of Assets and Liabilities of the Funds’ derivative positions as of March 31, 2026, is as follows:

Cantor Fitzgerald Equity Dividend Plus Fund

	Fair Value
		Asset	Liability
Type of Derivative (Risk)	Location	Derivatives	Derivatives
Call options written (Equity)	Written call options, at value	$—	$(1,668,242)

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The Fund’s transactions in derivative instruments during the period ended March 31, 2026 are recorded in the following locations on the Statements of Operations:

Cantor Fitzgerald Equity Dividend Plus Fund

		Net		Change in Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gain (loss) from written option	$315,333	Net change in unrealized appreciation (depreciation)	$(380,527)

Offsetting of Financial Assets and Derivative Liabilities

Gross Amounts Not Offset in the Statement of Assets
Liabilities:			& Liabilities
Net Amounts of
	Gross Amounts Offset in	Liabilities Presented
	the Statement of Assets	in the Statement of		Cash Collateral
Description	& Liabilities (1)	Assets & Liabilities	Financial Instruments (2)	Received	Net Amount
Options Written	$—	$1,668,242	$1,668,242	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026 the following shareholders owned of record 25% or more of the outstanding shares of each Fund.

NAME OF RECORD OWNER	% Ownership
Cantor Fitzgerald Equity Dividend Plus Fund
UBS Financial Services (for the benefit of its customers)	29%

Cantor Fitzgerald International Equity Fund
National Financial Services LLC (for the benefit of its customers)	69%

7.	Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

8.	Principal Investment Risks

Risk	Equity Dividend Plus Fund	Equity Opportunity Fund	High Income Fund	International Equity Fund	Large Cap Focused Fund
Active Management and Selection Risk	✔				✔
Changes in Trade Negotiations Risk	✔	✔	✔	✔	✔
Covered Call Option Risk	✔
Credit Risk			✔
Cybersecurity Risk	✔	✔	✔	✔	✔
Distribution Risk	✔
Dividend Strategy Risk	✔
Emerging Market Securities Risk		✔	✔	✔
Equity Securities Risk	✔	✔		✔	✔
Extension Risk			✔
Foreign Securities Risk		✔	✔	✔
Growth Stock Risk				✔	✔
Highly Volatile Markets Risk		✔	✔	✔	✔
Interest Rate Risk			✔
Investment Risk	✔
Junk Bond Risk			✔
Limited Number of Securities Risk				✔	✔
Liquidity Risk				✔	✔
Market Risk	✔	✔	✔	✔	✔
Market Distributions Risk		✔	✔	✔
Medium Company Size Risk
Mid-Cap Company Risk	✔			✔
Portfolio Turnover Risk		✔
Portfolio Selection Risk		✔	✔
Prepayment of Call Risk			✔
Redemption Risk		✔	✔
Sector Risk				✔	✔
Small to Medium Cap Company Risk		✔			✔
Subordinated Securities Risk			✔
Tax Risk	✔
U.S. Debt Ceiling and Budget Deficit Risks	✔	✔	✔	✔	✔

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet their investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Active management and selection risk — The risk that the securities selected by a funds’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Changes in Trade Negotiations Risk — In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Covered call option risk - The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Credit risk - If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Cybersecurity risk - Cybersecurity failures by and breaches of the Funds’ Advisor, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Funds’ ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Dividend strategy risk - The Funds’ focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Funds’ ability to generate income.

Emerging Market Securities risk - Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

ETF risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Equity securities risk - The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Extension risk - During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign Securities risk - Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Sanctions or other government actions against certain countries could negatively impact the Funds’ investments in securities that have exposure to those countries. Circumstances that impact

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Highly Volatile Markets Risk — The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Interest Rate risk - The market prices of the Funds’ fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Investment risk - Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Funds’ NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Junk Bonds risk - Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Large company risk - Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a funds’ value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a Fund has valued them.

Management risk - The Advisor’s method of security selection may not be successful and the securities in the Funds’ portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Market risk - The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Mid-cap company risk - Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Portfolio Selection risk - The value of your investment may decrease if the Sub-Advisor’s judgment about the quality, relative yield, value or market trends affecting a particular market segment, security, industry, sector or region, or about interest rates or other market factors, is incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Sub-Advisor.

Portfolio Turnover risk - If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance. Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Prepayment or Call risk - Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Redemption risk - The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Small and Mid Cap Companies Risk - The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Small and Mid-Sized Companies risk - Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories and capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Advisor thinks appropriate, and offer greater potential for gain and loss. The Fund invests in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

Subordinated Securities risk - Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

U.S. Debt Ceiling and Budget Deficit Risks - U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

9.	Sector Risk

If the Cantor Fitzgerald Large Cap Focused Fund or Cantor Fitzgerald International Equity Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Funds’ portfolio would be adversely affected. As of March 31, 2026, the Cantor Fitzgerald Large Cap Focused Fund had 33.4% of its net assets invested in the Technology sector and Cantor Fitzgerald International Equity Fund had 30.52% of its net assets invested in the Financials sector.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

10.	Distributions to Shareholders and Tax Components of Capital

The following table represents aggregate cost for federal tax purposes, including written options, for the Funds as of March 31, 2026 and differs from fair value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Cantor Fitzgerald Equity Dividend Plus Fund	$75,790,190	$19,292,050	$(2,670,331)	$16,621,719
Cantor Fitzgerald Equity Opportunity Fund	45,002,377	24,426,191	(2,228,030)	22,198,161
Cantor Fitzgerald High Income Fund	46,182,018	827,959	(398,371)	429,588
Cantor Fitzgerald International Equity Fund	70,742,627	9,685,304	(2,893,152)	6,792,152
Cantor Fitzgerald Large Cap Focused Fund	379,933,222	246,542,023	(14,535,383)	232,006,640

The tax character of fund distributions for each Fund and period ended below was as follows:

For the year/period ended September 30, 2025:

	Ordinary		Long-Term	Return of
	Income		Capital Gains	Capital	Total
Cantor Fitzgerald Equity & Dividend Plus Fund	$2,545,822		$4,357,842	$—	$6,903,664
Cantor Fitzgerald Equity Opportunity Fund	—		—	—	—
Cantor Fitzgerald High Income Fund	2,284,166	*	—	—	2,284,166
Cantor Fitzgerald International Equity Fund	264,435		—	—	264,435
Cantor Fitzgerald Large Cap Focused Fund	—		22,836,505	—	22,836,505

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

For the year ended September 30, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity & Dividend Plus Fund	$2,260,389	$1,419,301	$—	$3,679,690
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	351,412	9,094,434	—	9,445,846

During the current year, the following funds had a change of fiscal year end from December 31, the tax character of dividends paid during the prior fiscal period ended December 31, 2024 was as follows:

For the year ended December 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$6,673,266	$10,896,879	$—	$17,570,145
Cantor Fitzgerald High Income Fund	4,188,354	—	—	4,188,354

For the period ended December 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$—	$—	$—	$—
Cantor Fitzgerald High Income Fund	4,582,745	—	—	4,582,745

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Cantor Fitzgerald Equity Dividend Plus Fund	$217,114	$3,544,775	$—	$—	$—	$14,582,856	$18,344,745
Cantor Fitzgerald Equity Opportunity Fund	73,739	2,100,603	—	—	—	28,150,982	30,325,324
Cantor Fitzgerald High Income Fund	14,563	—	—	(9,675,283)	(26,241)	1,121,557	(8,565,404)
Cantor Fitzgerald International Equity Fund	257,242	—	(114,261)	—	—	5,338,370	5,481,351
Cantor Fitzgerald Large Cap Focused Fund	11,253,580	10,772,892	—	—	—	249,062,216	271,088,688

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to C-Corporation return of capital distributions, perpetual bonds and amortization, and the tax deferral of losses on wash sales.

The unrealized appreciation (depreciation) in the table above includes Cantor Fitzgerald International Equity Fund unrealized foreign currency gains of $2,344.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended September 30, 2025, the Cantor Fitzgerald International Equity Fund elected to defer Post-October Losses listed in the above table to October 1, 2025.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Cantor Fitzgerald Equity & Dividend Plus Fund	$—	$—	$—	$—
Cantor Fitzgerald Equity Opportunity Fund	—	—	—	—
Cantor Fitzgerald High Income Fund	2,853,725	6,821,558	9,675,283	—
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	—	—	—	—

During the fiscal period ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and distributions in excess, resulted in reclassifications for the year ended September 30, 2025 for the Funds as follows:

		Accumulated
	Paid In Capital	Earnings (Losses)
Cantor Fitzgerald Equity & Dividend Plus Fund	$250,197	$(250,197)
Cantor Fitzgerald Equity Opportunity Fund	80,593	(80,593)
Cantor Fitzgerald High Income Fund	—	—
Cantor Fitzgerald International Equity Fund	6,269	(6,269)
Cantor Fitzgerald Large Cap Focused Fund	2,557,066	(2,557,066)

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

11.	New Accounting Pronouncement

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

12.	Subsequent Events

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CANTOR FITZGERALD FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Item 8 - Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9 - Proxy Disclosures

Not applicable.

Item 10 - Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 - Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s(“SEC”)website at http://www.sec.gov.

CANTOR®

FOR INQUIRIES ABOUT THE FUNDS:

CANTOR FITZGERALD INVESTMENT ADVISORS, L.P.

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com
cantorassetmanagement.com

SUB-ADVISOR

Smith Group Asset Management, LLC,
an SEC registered investment adviser.
100 Crescent Court, Suite 1150
Dallas, TX 75201

ADMINISTRATOR

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

CUSTODIAN

UMB Bank, N.A.
928 Grand Blvd., 10th Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL

DLA Piper LLP
1201 West Peachtree St., Suite 2900
Atlanta, GA 30309

OFFICERS

William Ferri, President
Adam Brajer, Secretary
Brian Curley, Treasurer
James Ash, Chief Compliance Officer

TRUSTEES

William Ferri, Chairman
Douglas Barnard
Ramona Heine
Louis Zurita

Cantor Fitzgerald & Co. (Member FINRA/SIPC), is the exclusive wholesale agent for the Fund.
Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Publication Date: 05/29/26

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Select Portfolios Trust

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 6/5/2026

By	/s/ Brian Curley
Brian Curley
Principal Financial Officer/Treasurer
Date: 6/5/2026